ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of detailed information about business combinations
Consideration Transferred:

US$ MILLIONS
Cash	$808
Total consideration	$808
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$320
Accounts receivable and other	304
Property, plant and equipment	2,730
Intangible assets	1,542
Goodwill	2,633
Accounts payable and other liabilities	(432)
Lease liabilities	(35)
Non-recourse borrowings	(2,967)
Deferred income tax liabilities	(148)
Net assets acquired before non-controlling interest	3,947
Non-controlling interest(2)	(3,139)
Net assets acquired	$808

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets and deferred income taxes as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$920
Total consideration	$920
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$110
Accounts receivable and other	446
Property, plant and equipment	8,898
Goodwill	1,979
Accounts payable and other liabilities	(522)
Lease liabilities	(21)
Non-recourse borrowings	(2,686)
Deferred income tax liabilities	(1,979)
Net assets acquired before non-controlling interest	6,225
Non-controlling interest(2)	(5,305)
Net assets acquired	$920

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$45
Pre-existing interest in business	134
Total consideration	$179
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	40
Intangible assets	1,330
Goodwill	54
Accounts payable and other liabilities	(144)
Non-recourse borrowings	(563)
Deferred income tax liabilities	(201)
Net assets acquired before non-controlling interest	583
Non-controlling interest(1)	(404)
Net assets acquired	$179

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed in 2025:
Consideration Transferred:

US$ MILLIONS
Cash	$173
Contingent consideration	17
Total consideration	$190
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest(2)	(91)
Net assets acquired	$190

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair values of property, plant, and equipment, intangible assets and the resulting impact to goodwill as at the date of the acquisition.
(2)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$22
Pre-existing interest in the business	33
Total consideration	$55
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$11
Accounts receivable and other	22
Intangible assets	619
Accounts payable and other liabilities	(52)
Non-recourse borrowings	(359)
Deferred income tax liabilities	(63)
Net assets acquired before non-controlling interest	178
Non-controlling interest(1)	(123)
Net assets acquired	$55

(1)Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Consideration Transferred:

US$ MILLIONS
Cash	$2,041
Total consideration	$2,041
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$368
Accounts receivable and other	415
Property, plant and equipment	1,785
Intangible assets	582
Goodwill	294
Accounts payable and other liabilities	(344)
Lease liabilities	(778)
Non-recourse borrowings	(119)
Deferred income tax liabilities	(162)
Net assets acquired	$2,041
Consideration Transferred:

US$ MILLIONS
Cash	$803
Total consideration	$803
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$14
Accounts receivable and other	140
Property, plant and equipment	2,334
Intangible assets	379
Assets held for sale	270
Accounts payable and other liabilities	(248)
Lease liabilities	(1,233)
Liabilities held for sale	(70)
Deferred income tax liabilities	(229)
Net assets acquired	$1,357
Bargain purchase gain	$554
The partnership acquired property, plant and equipment of $2.3 billion, including $0.8 billion of land and equipment, $1.2 billion of remeasured lease assets and $0.3 billion of favourable lease assets. The equipment was valued using the depreciated replacement cost method with key inputs of replacement cost and remaining economic life. The remeasured lease assets were valued based on the present value of future lease payments over the lease term, with key inputs of lease term, lease payments and discount rate. The favourable lease assets were valued based on the difference between the contractual lease terms and market terms, key inputs include market rent rates, rental growth rate and discount rate. Additionally, the partnership acquired $0.4 billion of intangible assets, primarily composed of customer relationships. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.